Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 4,125	¥ 6,691	¥ 8,814
Additions: Initial credit impairments	111	645	915
Additions: Subsequent credit impairments	3	96	48
Reductions: Securities sold or matured	(740)	(3,307)	(3,086)
Balance at end of fiscal year	¥ 3,499	¥ 4,125	¥ 6,691